Trade and Other Receivables - Disclosure of Movement in the Loss Allowance for Trade and Other Receivables (Details) - Trade and other receivables - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	R 60	R 51
Increase in loss allowance recognised during the year	47	11
Reversal of loss allowance during the year	(39)	(2)
Balance at end of year	R 68	R 60